Quarterly Holdings Report
for

Fidelity® Sustainability U.S. Equity Fund

August 31, 2021

SUS-QTLY-1021
1.9901906.100

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 5.1%
Entertainment - 1.4%
The Walt Disney Co. (a)	518	$93,913
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	39	112,864
Media - 2.0%
Cable One, Inc.	33	69,286
Comcast Corp. Class A	1,121	68,022
		137,308

TOTAL COMMUNICATION SERVICES		344,085

CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.6%
General Motors Co. (a)	787	38,571
Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc. (a)	1,832	67,784
Bright Horizons Family Solutions, Inc. (a)	500	72,880
		140,664
Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc. Class A (a)	636	85,949
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	2,491	69,972
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	1,145	87,867
Multiline Retail - 1.5%
Target Corp.	407	100,521
Specialty Retail - 3.4%
Gap, Inc.	2,916	77,945
The Home Depot, Inc.	280	91,330
TJX Companies, Inc.	832	60,503
		229,778
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	66	48,893

TOTAL CONSUMER DISCRETIONARY		802,215

CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	2,389	85,216
Food Products - 2.1%
Danone SA	691	50,461
Darling Ingredients, Inc. (a)	1,270	94,615
		145,076
Household Products - 2.1%
Kimberly-Clark Corp.	353	48,647
Procter & Gamble Co.	648	92,269
		140,916

TOTAL CONSUMER STAPLES		371,208

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc.	783	68,481
Valero Energy Corp.	725	48,075
		116,556
FINANCIALS - 12.3%
Banks - 1.6%
Bank of America Corp.	2,600	108,550
Capital Markets - 4.5%
BlackRock, Inc. Class A	71	66,974
Moody's Corp.	181	68,919
Northern Trust Corp.	740	87,705
State Street Corp.	877	81,482
		305,080
Consumer Finance - 2.3%
American Express Co.	393	65,222
Discover Financial Services	707	90,652
		155,874
Insurance - 3.9%
Arch Capital Group Ltd. (a)	1,903	78,213
Marsh & McLennan Companies, Inc.	454	71,369
The Travelers Companies, Inc.	678	108,283
		257,865

TOTAL FINANCIALS		827,369

HEALTH CARE - 14.7%
Biotechnology - 3.5%
AbbVie, Inc.	1,017	122,833
Amgen, Inc.	300	67,659
Vertex Pharmaceuticals, Inc. (a)	241	48,270
		238,762
Health Care Equipment & Supplies - 4.1%
Danaher Corp.	505	163,701
IDEXX Laboratories, Inc. (a)	96	64,681
ResMed, Inc.	158	45,904
		274,286
Health Care Providers & Services - 1.3%
Cigna Corp.	414	87,623
Pharmaceuticals - 5.8%
AstraZeneca PLC sponsored ADR	1,170	68,188
Merck & Co., Inc.	1,750	133,508
Roche Holding AG (participation certificate)	182	73,083
UCB SA	434	49,646
Zoetis, Inc. Class A	329	67,300
		391,725

TOTAL HEALTH CARE		992,396

INDUSTRIALS - 9.4%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	295	57,711
Building Products - 0.9%
ASSA ABLOY AB (B Shares)	1,896	60,673
Commercial Services & Supplies - 1.7%
Montrose Environmental Group, Inc. (a)	1,270	63,500
Tomra Systems ASA	846	52,000
		115,500
Electrical Equipment - 2.1%
Acuity Brands, Inc.	293	54,067
Rockwell Automation, Inc.	136	44,261
Sunrun, Inc. (a)	956	42,303
		140,631
Machinery - 0.9%
Xylem, Inc.	428	58,341
Professional Services - 3.0%
KBR, Inc.	1,485	57,826
Manpower, Inc.	579	70,302
Verisk Analytics, Inc.	358	72,230
		200,358

TOTAL INDUSTRIALS		633,214

INFORMATION TECHNOLOGY - 26.8%
IT Services - 4.3%
Accenture PLC Class A	383	128,902
Capgemini SA	198	44,455
PayPal Holdings, Inc. (a)	400	115,464
		288,821
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	715	96,618
NVIDIA Corp.	597	133,638
ON Semiconductor Corp. (a)	2,613	115,913
SolarEdge Technologies, Inc. (a)	193	55,928
		402,097
Software - 15.0%
Adobe, Inc. (a)	176	116,811
Autodesk, Inc. (a)	213	66,049
Cadence Design Systems, Inc. (a)	513	83,865
Intuit, Inc.	257	145,490
Microsoft Corp.	1,173	354,106
Rapid7, Inc. (a)	691	83,970
Salesforce.com, Inc. (a)	599	158,897
		1,009,188
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	692	105,066

TOTAL INFORMATION TECHNOLOGY		1,805,172

MATERIALS - 3.3%
Chemicals - 1.0%
Linde PLC	209	65,749
Containers & Packaging - 2.3%
Avery Dennison Corp.	401	90,381
Crown Holdings, Inc.	521	57,201
O-I Glass, Inc. (a)	677	10,243
		157,825

TOTAL MATERIALS		223,574

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Digital Realty Trust, Inc.	249	40,814
Prologis (REIT), Inc.	1,053	141,797
		182,611
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	912	87,826

TOTAL REAL ESTATE		270,437

UTILITIES - 3.5%
Electric Utilities - 2.4%
NextEra Energy, Inc.	642	53,922
ORSTED A/S (b)	700	111,254
		165,176
Water Utilities - 1.1%
American Water Works Co., Inc.	394	71,807

TOTAL UTILITIES		236,983

TOTAL COMMON STOCKS
(Cost $6,340,387)		6,623,209

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (c)
(Cost $81,306)	81,290	81,306
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $6,421,693)		6,704,515
NET OTHER ASSETS (LIABILITIES) - 0.6%		41,129
NET ASSETS - 100%		$6,745,644

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,254 or 1.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$2,699,311	$2,618,005	$17	$--	$--	$81,306	0.0%
Total	$--	$2,699,311	$2,618,005	$17	$--	$--	$81,306

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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